Related Party Disclosures (Details) - Schedule of key management personnel of the Group - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of key management personnel of the Group [Abstract]
Short term employee benefits	¥ 4,239	¥ 7,833	¥ 7,875
Equity-settled share-based payment expenses	9,002	30,650	14,269
Post employment benefits	552	518	356
Total compensation paid to key management personnel	¥ 13,793	¥ 39,001	¥ 22,500